Loss per share of common stock - Antidilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options
Loss per share of common stock
Outstanding securities not included in the calculation of diluted earnings per share of common stock (in shares)	420	420	420	420
RSUs
Loss per share of common stock
Outstanding securities not included in the calculation of diluted earnings per share of common stock (in shares)	29,514	13,620	14,728	12,352
Warrants
Loss per share of common stock
Outstanding securities not included in the calculation of diluted earnings per share of common stock (in shares)	722,644	1,170,516	1,170,516	2,350